Investment in Securities (Summary of Roll-forward of Allowance for Credit Losses) (Detail) - JPY (¥) ¥ in Millions	3 Months Ended	9 Months Ended
	Dec. 31, 2021	Dec. 31, 2021
Accounts And Financing Receivable For Credit Losses [Line Items]
Beginning	¥ 121	¥ 120
Increase (Decrease) from the effects of changes in foreign exchange rates	3	4
Ending	124	124
Foreign municipal bond securities
Accounts And Financing Receivable For Credit Losses [Line Items]
Beginning	121	120
Increase (Decrease) from the effects of changes in foreign exchange rates	3	4
Ending	¥ 124	¥ 124